Current Assets and Prepaid Expenses - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current Assets And Prepaid Expenses [Line Items]
Allowance for doubtful accounts	$ 0.0	$ 0.8
Minimum [Member]
Current Assets And Prepaid Expenses [Line Items]
Leases contractual term	1 year
Maximum [Member]
Current Assets And Prepaid Expenses [Line Items]
Leases contractual term	30 years